Investment Objectives and Goals - TransWestern Institutional Short Duration Government Bond Fund	Apr. 21, 2026
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund seeks to provide income consistent with liquidity, and limited credit and interest rate risk.